WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	AUSTRALIA — 3.2%
771,716	Generation Development Group Ltd.	$3,553,989
60,292	HUB24, Ltd.	4,019,733
338,543	PEXA Group Ltd.*	3,510,202
		11,083,924
	AUSTRIA — 1.4%
37,085	BAWAG Group A.G.*	4,876,168
	BRAZIL — 4.0%
369,300	Embraer S.A.	5,571,106
492,752	Inter & Co., Inc. - Class A	4,548,101
436,800	TOTVS S.A.	3,769,465
		13,888,672
	CANADA — 5.1%
321,095	5N Plus, Inc.*	3,924,571
104,165	Definity Financial Corp.	5,353,828
162,046	MDA Space Ltd.*	4,035,722
234,957	PrairieSky Royalty, Ltd.	4,359,122
		17,673,243
	CHINA — 2.1%
3,217,000	Meitu, Inc.*	3,832,124
104,100	NetEase Cloud Music, Inc.*	3,475,351
		7,307,475
	DENMARK — 1.2%
127,517	ALK-Abello A/S*	4,179,636
	FRANCE — 2.3%
36,922	Exail Technologies S.A.*	4,403,939
67,646	Exosens SAS	3,430,743
		7,834,682
	GERMANY — 6.7%
127,352	Auto1 Group S.E.*	4,335,769
143,772	Nordex S.E.*	3,679,537
62,129	RENK Group A.G.	6,390,140
69,355	Scout24 S.E.	8,679,553
		23,084,999
	GREECE — 1.9%
784,330	Piraeus Financial Holdings S.A.*	6,642,588

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA — 3.9%
104,903	Cartrade Tech, Ltd.*	$2,894,766
1,341,314	Federal Bank, Ltd.	2,914,553
82,017	Godfrey Phillips India Ltd.	3,125,907
92,773	Poly Medicure, Ltd.	2,035,517
383,025	Triveni Turbine, Ltd.	2,238,693
		13,209,436
	INDONESIA — 1.0%
21,130,000	Bank Syariah Indonesia Tbk P.T.	3,283,931
	IRELAND — 1.4%
27,319	ICON PLC*	4,780,825
	ISRAEL — 2.1%
38,250	Tower Semiconductor Ltd.*	2,765,475
24,926	Wix.com, Ltd.*	4,427,605
		7,193,080
	ITALY — 7.0%
98,751	Avio S.p.A.	6,202,370
91,478	Buzzi S.p.A.	5,021,732
207,039	Fincantieri S.p.A.*	5,429,973
279,169	Lottomatica Group Spa	7,511,803
		24,165,878
	JAPAN — 13.9%
59,600	Furukawa Electric Co., Ltd.	3,672,280
171,600	Integral Corp.	4,333,949
206,600	Lifedrink Co., Inc.	3,178,247
19,400	Maruwa Co., Ltd.	5,076,783
91,700	Money Forward, Inc.*	3,712,397
79,000	Nitto Boseki Co., Ltd.	3,525,713
56,100	OBIC Business Consultants Co., Ltd.	3,452,074
522,600	Rakus Co., Ltd.	4,798,937
105,300	Rakuten Bank, Ltd.*	5,887,857
324,900	SHIFT, Inc.*	2,746,222
6,000	Sinfonia Technology Co., Ltd.	370,017
390,809	Timee, Inc.*	3,903,201
122,600	Yonex Co., Ltd.	3,141,995
		47,799,672
	MEXICO — 1.6%
238,219	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	3,082,597

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
73,998	Vista Energy S.A.B. de C.V. - ADR*	$2,545,531
		5,628,128
	NETHERLANDS — 1.5%
35,056	BE Semiconductor Industries N.V.	5,220,537
	NORWAY — 2.3%
76,225	Protector Forsikring A.S.A.	3,750,298
116,403	Vend Marketplaces A.S.A.	4,138,421
		7,888,719
	POLAND — 1.1%
294,210	InPost S.A.*	3,609,409
	SOUTH AFRICA — 0.9%
756,292	OUTsurance Group, Ltd.	3,139,904
	SOUTH KOREA — 3.2%
24,727	APR Corp.*	4,405,937
19,655	HD Hyundai Marine Solution Co., Ltd.	2,941,841
3,353	Samyang Foods Co., Ltd.	3,653,995
		11,001,773
	SWEDEN — 5.6%
402,637	Apotea A.B.*	3,832,887
107,182	BoneSupport Holding A.B.*	3,322,114
112,242	Hemnet Group A.B.	2,823,218
67,220	MIPS A.B.	2,434,783
163,332	RaySearch Laboratories A.B.	4,371,990
565,533	Truecaller A.B. - Class B	2,491,747
		19,276,739
	SWITZERLAND — 2.5%
101,172	Kuros Biosciences A.G.*	3,235,572
94,437	SMG Swiss Marketplace Group A.G.*	5,376,065
		8,611,637
	TAIWAN — 5.1%
131,000	Bizlink Holding, Inc.	4,427,128
531,000	E Ink Holdings, Inc.	4,190,088
59,000	Jentech Precision Industrial Co., Ltd.	4,665,332
742,000	Lite-On Technology Corp.	4,199,587
		17,482,135

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 15.3%
529,625	Ashtead Technology Holdings plc	$2,478,611
529,088	Babcock International Group PLC	9,463,247
1,530,133	Baltic Classifieds Group PLC	6,378,984
290,862	Burberry Group PLC*	4,568,677
93,871	Cranswick PLC	6,337,176
7,119	Games Workshop Group PLC	1,391,058
103,923	Genus PLC	3,312,231
72,097	Klarna Group PLC*	2,642,355
700,433	Melrose Industries PLC	5,734,583
347,016	St. James's Place PLC	5,926,712
1,477,181	Trustpilot Group PLC*	4,497,496
		52,731,130
	UNITED STATES — 1.5%
145,196	Life360, Inc.*	5,113,036
	VIETNAM — 0.0%
1	FPT Corp.	2
	TOTAL COMMON STOCKS
	(Cost $271,686,057)	336,707,358
	SHORT-TERM INVESTMENTS — 1.2%
4,110,615	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.92%[1]	4,110,615
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,110,615)	4,110,615
	TOTAL INVESTMENTS — 99.0%
	(Cost $275,796,672)	340,817,973
	Other Assets in Excess of Liabilities — 1.0%	3,398,361
	TOTAL NET ASSETS — 100.0%	$344,216,334

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.